REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION BY REVENUE

The table below presents the Company’s revenue disaggregated by revenue source. There was no revenue recognized during the comparative three and six month periods ending June 30, 2024.

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Revenue service line:
Renewable diesel products	$3,372,667	$3,372,667
Renewable diesel environmental credits	3,203,565	3,203,565
Total operating revenue	$6,576,232	$6,576,232